Material accounting estimates and judgments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of changes in accounting estimates [abstract]
Schedule of Goodwill Allocated	The following table shows only the 6 CGUs (2024: 6 CGUs) where goodwill was allocated at each period end and the corresponding amount of goodwill allocated to each one:

CGU / Operating segment / Country	September 30, 2025	September 30, 2024
La Carolina / Crops / Argentina	291	314
El Orden / Crops / Argentina	279	301
La Guarida / Crops / Argentina	2,708	2,923
Los Guayacanes / Crops / Argentina	3,310	3,573
Doña Marina / Rice / Argentina	5,763	6,220
El Colorado / Crops / Argentina	2,895	3,124
Closing net book value of goodwill allocated to CGUs tested (Note 15)	15,246	16,455
Closing net book value of PPE items and other assets allocated to CGUs tested	147,849	143,202
Total assets allocated to CGUs tested	163,095	159,657

Schedule of Key Assumptions in Valuation Calculations
The following specific assumptions were considered in the roll-forward assessment:

Key input / driver	Concept	December 31, 2025	December 31, 2024
Commodity / price deck	Corn average price at harvest ($/ton) - ARG	182	204
	Soybean average price ($/ton)	335	300
	International milk powder price ($/ton)	3700	3803
	Domestic white rice price ($/ton)	587	777
	Rice export price ($/ton - FOB)	488	636
	Sugar #11 price (cents/lb)	14	18.7
	Ethanol net price (USD/m3)	522	485.8
	Energy price (USD/MWH)	40	37.5
Volumes / yields / margins	Soybean yield (tons/hect)	2.7	2.5
	Corn yield (tons/hect)	6.7	6.4
	Peanut yield (tons/hect)	3.5	3.4
	Cow productivity (lt/head/day)	38	37.8
	Rice yield (tons/hect)	7.6	6.7
	sugarcane Yield, Ton/ha	74.6	78.5
Capex & maintenance	Maint capex	(161.5)	(143.9)
FX / inflation (incl. IAS 29 impacts, if applicable)		22%/22%	22%/22%
The key assumptions used by management in the value-in-use calculations which are considered to be most sensitive to the calculation are

Key Assumptions	September 30, 2025	September 30, 2024
Financial projections	Covers 5 years for UMA (*)	Covers 5 years for UMA (*)
	Covers 5 years for AVI (**)	Covers 5 years for AVI (**)
Yield average growth rates	0-2%	0-2%
Future pricing increases	2.15% per annum	0.46% per annum
Future cost decrease	0.79% per annum	0.96% per annum
Discount rates	4.0%	5.0%
Perpetuity growth rate	1%	1%

(*) UMA stands for Usina Monte Alegre LTDA.
    (**) AVI stands for Adecoagro Vale Do Ivinhema S.A.
The following table shows only the 2 CGUs where goodwill was allocated at each period end and the corresponding amount of goodwill allocated to each one:

CGU/ Operating segment	September 30, 2025	September 30, 2024
AVI / Sugar, Ethanol and Energy	2,986	2,915
UMA / Sugar, Ethanol and Energy	1,120	1,093
Closing net book value of goodwill allocated to CGUs tested (Note 15)	4,106	4,008
Closing net book value of PPE items allocated to CGUs tested	663,211	599,509
Total assets allocated to 2 CGUs tested	667,317	603,517